Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 15,763	$ 2,987	$ 6,283
Trade receivables, net	1,281	1,009	739
Inventories	49,080	46,890	43,744
Prepaid inventory	6,875	6,051	3,309
Prepaid expenses	2,169	2,017	529
Note receivable from member			1,205
Income tax receivable		2,529
Deferred tax assets - current	9,364	9,364
Other current assets	3,862	1,421	382
Total current assets	88,394	72,268	56,191
Property, plant and equipment, net	91,588	82,080	62,065
Deferred tax assets	21,146	20,865
Other assets	1,313	861	749
TOTAL ASSETS	202,441	176,074	119,005
Current liabilities:
Accounts payable	16,868	14,968	7,787
Current portion of long term debt	3,860	3,860	559
Accrued wages and salaries	3,672	2,912	2,617
Other accrued liabilities	10,719	7,734	5,930
Income tax payable	1,682
Current portion of capital lease obligation	245	234	194
Deferred compensation	6,171	6,171
Distributions payable to members			4,251
Total current liabilities	43,217	35,879	21,338
Long-term debt, net	63,310	69,310	2,445
Capital lease obligation, net	1,352	1,420	1,654
Deferred rent	20,414	18,583	15,584
Warrant liability	37,489	95,645
Deferred compensation and other liabilities			2,837
TOTAL LIABILITIES	165,782	220,837	43,858
Commitments and contingencies (Footnote 7)
Stockholders' equity:
Common stock, par value 0.0001; authorized: 100,000,000 shares; issued: 48,036,241, 43,177,822, and 32,000,000 shares	5	4	3
Preferred stock, par value $.0001; authorized: 10,000,000 shares; issued 0 shares
Additional paid-in-capital	135,572	9,434	8,175
Treasury units			(261)
Retained earnings (deficit)	(98,918)	(54,201)	67,230
Total stockholders' equity (deficit)	36,659	(44,763)	75,147
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 202,441	$ 176,074	$ 119,005